Payden Low Duration Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (21%)
5,906,020	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD
	+ 0.840%), 2.63%, 7/25/27 (a)(b)	$5,912
1,335,370	Ally Auto Receivables Trust 2017-4,
	1.75%, 12/15/21	1,336
7,910,000	Ally Auto Receivables Trust 2019-1,
	2.91%, 9/15/23	8,047
3,565,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo.
	LIBOR USD + 1.500%), 3.33%, 7/15/27 (a)(b)	3,569
392,420	AmeriCredit Automobile Receivables Trust
	2016-2, 2.87%, 11/08/21	393
9,605,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD
	+ 0.930%), 2.75%, 7/18/27 (a)(b)	9,623
4,370,000	Ascentium Equipment Receivables 2018-2 Trust
	144A, 3.51%, 4/10/24 (b)	4,476
2,000,000	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
	USD + 0.800%), 2.62%, 1/20/28 (a)(b)	2,001
3,220,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 2.93%, 2/16/37 (a)(b)	3,231
9,130,000	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo.
	LIBOR USD + 1.230%), 3.05%, 1/20/29 (a)(b)	9,146
1,790,000	BMW Vehicle Lease Trust 2018-1,
	3.26%, 7/20/21	1,808
1,830,000	BMW Vehicle Lease Trust 2018-1,
	3.36%, 3/21/22	1,859
5,020,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.300%), 2.98%, 9/15/35 (a)(b)	5,032
407,626	Capital Auto Receivables Asset Trust 2017-1
	144A, 2.02%, 8/20/21 (b)	408
5,670,000	Capital One Multi-Asset Execution Trust,
	2.84%, 12/15/24	5,824
5,150,000	CarMax Auto Owner Trust 2018-4,
	3.36%, 9/15/23	5,280
8,500,000	CarMax Auto Owner Trust 2019-1,
	3.05%, 3/15/24	8,687
8,470,000	CarMax Auto Owner Trust 2019-3,
	2.18%, 8/15/24	8,583
3,740,000	CarMax Auto Owner Trust 2020-1,
	1.89%, 12/16/24	3,774
1,510,000	CARS-DB4 LP 144A, 2.69%, 2/15/50 (b)	1,519
5,970,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.250%), 3.01%, 8/20/35 (a)(b)	6,000
6,180,000	CNH Equipment Trust 2019-A, 3.01%, 4/15/24	6,319
3,740,000	Dell Equipment Finance Trust 2018-2 144A,
	3.37%, 10/22/23 (b)	3,795
1,198,003	Drive Auto Receivables Trust, 3.36%, 10/17/22	1,199
1,305,000	Drive Auto Receivables Trust 2019-4,
	2.51%, 11/17/25	1,319
4,890,000	Drive Auto Receivables Trust 2020-1,
	2.08%, 7/15/24	4,918
3,620,000	Drive Auto Receivables Trust 2020-1,
	2.36%, 3/16/26	3,651
4,250,000	Enterprise Fleet Financing 2019-2 LLC 144A,
	2.29%, 2/20/25 (b)	4,287
1,020,945	Enterprise Fleet Financing LLC 144A,
	2.13%, 5/22/23 (b)	1,022

Principal or Shares	Security Description	Value (000)

4,340,000	Ford Credit Auto Lease Trust 2020-A,
	2.05%, 6/15/23	$4,362
9,790,000	Ford Credit Auto Owner Trust 2019-A,
	2.78%, 9/15/23	9,961
1,824,801	GM Financial Automobile Leasing Trust 2018-2,
	3.06%, 6/21/21	1,831
6,890,000	GM Financial Consumer Automobile Receivables
	Trust 2018-4, 3.21%, 10/16/23	7,030
8,580,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 1.84%, 9/16/24	8,646
1,660,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 2.03%, 4/16/25	1,679
1,290,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 2.18%, 5/16/25	1,306
6,700,000	Great American Auto Leasing Inc. 2019-1 144A,
	3.05%, 9/15/22 (b)	6,826
7,810,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 1.180%),
	2.86%, 9/15/37 (a)(b)	7,847
2,720,000	Hyundai Auto Lease Securitization Trust 2020-A
	144A, 2.00%, 12/15/23 (b)	2,740
1,810,000	Hyundai Auto Receivables Trust 2016-B,
	2.68%, 9/15/23	1,827
5,050,000	Hyundai Auto Receivables Trust 2019-A,
	2.66%, 6/15/23	5,141
3,895,448	Invitation Homes 2018-SFR1 Trust 144A, (1
	mo. LIBOR USD + 0.700%),
	2.37%, 3/17/37 (a)(b)	3,872
7,235,000	John Deere Owner Trust 2019-A,
	2.91%, 7/17/23	7,364
4,550,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 2.77%, 6/15/36 (a)(b)	4,568
194,600	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (b)	206
4,675,000	LCM XX LP 144A, (3 mo. LIBOR USD
	+ 1.040%), 2.86%, 10/20/27 (a)(b)	4,677
1,234,036	MVW Owner Trust 2017-1 144A,
	2.42%, 12/20/34 (b)	1,247
3,095,000	Nissan Auto Lease Trust 2020-A,
	1.88%, 4/15/25	3,116
8,655,000	Nissan Auto Receivables 2019-A Owner Trust,
	2.90%, 10/16/23	8,830
7,278,389	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	7,316
1,600,000	OZLM XIII Ltd. 144A, (3 mo. LIBOR USD
	+ 1.080%), 2.85%, 7/30/27 (a)(b)	1,602
10,630,000	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 0.800%),
	2.60%, 2/20/28 (a)(b)	10,630
6,140,000	PFS Financing Corp. 144A, 2.89%, 2/15/23 (b)	6,208
1,970,000	Prestige Auto Receivables Trust 2018-1 144A,
	3.29%, 9/15/22 (b)	1,981
216,450	Santander Drive Auto Receivables Trust 2016-2,
	2.66%, 11/15/21	217

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,950,216	Santander Drive Auto Receivables Trust 2018-5,
	3.19%, 3/15/22	$1,951
4,730,000	Santander Retail Auto Lease Trust 2019-B 144A,
	2.30%, 1/20/23 (b)	4,784
11,320,000	Securitized Term Auto Receivables Trust 2019-1
	144A, 2.99%, 2/27/23 (b)	11,485
5,880,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 2.76%, 7/15/38 (a)(b)	5,894
2,395,800	Taco Bell Funding LLC 144A,
	4.32%, 11/25/48 (b)	2,480
8,880,000	Toyota Auto Receivables 2019-A Owner Trust,
	2.91%, 7/17/23	9,053
1,000,000	Trillium Credit Card Trust II 144A,
	2.33%, 12/27/24 (b)	1,002
7,960,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.450%), 3.12%, 9/15/34 (a)(b)	8,003
7,500,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.180%), 3.00%, 10/20/28 (a)(b)	7,502
9,960,000	Verizon Owner Trust 2019-A, 2.93%, 9/20/23	10,178
6,920,000	Verizon Owner Trust 2019-C, 1.94%, 4/22/24	6,976
3,370,000	Volkswagen Auto Lease Trust 2019-A,
	1.99%, 11/21/22	3,393
3,710,000	Volkswagen Auto Loan Enhanced Trust 2018-1,
	3.02%, 11/21/22	3,765
7,130,000	Volvo Financial Equipment LLC Series 2019-1
	144A, 3.00%, 3/15/23 (b)	7,261
222,230	Westlake Automobile Receivables Trust 2017-1
	144A, 2.70%, 10/17/22 (b)	222
1,323,000	Westlake Automobile Receivables Trust 2018-3
	144A, 4.00%, 10/16/23 (b)	1,367
2,322,450	Wingstop Funding 2018-1 LLC 144A,
	4.97%, 12/05/48 (b)	2,399
Total Asset Backed (Cost - $328,123)		331,763
Commercial Paper(c) (1%)
1,000,000	Banco Santander SA, 1.70%, 2/21/20	999
5,000,000	CenterPoint Energy Inc., 1.79%, 2/24/20	4,994
1,000,000	Public SVC Enterprise GP, 1.80%, 2/24/20	999
4,000,000	Sumitomo Corp. of America, 1.73%, 2/13/20	3,998
10,000,000	Western Union Co., 1.70%, 2/03/20	9,999
Total Commercial Paper (Cost - $20,989)		20,989
Corporate Bond (39%)
Financial (24%)
1,955,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 3.50%, 5/26/22	2,014
4,089,000	AIG Global Funding 144A, 2.30%, 7/01/22 (b)	4,142
2,400,000	Air Lease Corp., 2.25%, 1/15/23	2,422
1,200,000	Air Lease Corp., 2.75%, 1/15/23	1,223
1,890,000	Ally Financial Inc., 3.88%, 5/21/24	1,997
5,816,000	American Express Co., 2.75%, 5/20/22	5,944
4,010,000	American Honda Finance Corp., 2.05%, 1/10/23	4,057
6,305,000	ANZ New Zealand Int’l Ltd. 144A,
	2.88%, 1/25/22 (b)	6,446
4,095,000	Aon Corp., 2.20%, 11/15/22	4,136
2,625,000	Ares Capital Corp., 3.63%, 1/19/22	2,689
377,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%),
	3.20%, 3/26/21 (a)	377

Principal or Shares	Security Description	Value (000)

3,000,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	$3,020
2,475,000	Banco del Estado de Chile 144A,
	2.67%, 1/08/21 (b)	2,489
3,450,000	Banco Santander Chile 144A,
	2.50%, 12/15/20 (b)	3,460
2,760,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.630%), 2.33%, 10/01/21 (a)	2,770
4,600,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.930%), 2.82%, 7/21/23 (a)	4,701
2,500,000	Bank of America Corp., (3 mo. LIBOR USD
	+ 0.630%), 3.50%, 5/17/22 (a)	2,557
5,445,000	Bank of Montreal, 2.90%, 3/26/22	5,579
6,091,000	Bank of Nova Scotia, 2.00%, 11/15/22	6,139
3,115,000	Bank of Nova Scotia, 2.38%, 1/18/23	3,179
3,265,000	Banque Federative du Credit Mutuel SA 144A,
	2.13%, 11/21/22 (b)	3,292
2,000,000	Banque Federative du Credit Mutuel SA 144A,
	2.70%, 7/20/22 (b)	2,044
2,495,000	Barclays PLC, 3.25%, 1/12/21	2,526
7,000,000	BBVA USA, 2.88%, 6/29/22	7,163
5,570,000	BMW Finance NV 144A, 2.25%, 8/12/22 (b)	5,653
2,115,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (b)	2,166
4,250,000	BNZ International Funding Ltd. 144A,
	3.38%, 3/01/23 (b)	4,437
5,760,000	Capital One Bank USA NA, (U.S. Secured
	Overnight Financing Rate + 0.616%),
	2.01%, 1/27/23 (a)	5,780
3,825,000	Capital One NA, 2.15%, 9/06/22	3,856
2,030,000	CIT Bank NA, (U.S. Secured Overnight
	Financing Rate + 1.715%), 2.97%, 9/27/25 (a)	2,049
3,300,000	CIT Group Inc., 5.00%, 8/15/22	3,514
7,200,000	Citibank NA, (3 mo. LIBOR USD + 0.530%),
	3.17%, 2/19/22 (a)	7,302
3,000,000	Citigroup Inc., 2.35%, 8/02/21	3,027
1,020,000	Citizens Bank NA, 2.20%, 5/26/20	1,021
2,100,000	Citizens Bank NA, 3.25%, 2/14/22	2,161
2,005,000	Comerica Bank, 2.50%, 7/23/24	2,064
5,375,000	Credit Suisse AG, 2.10%, 11/12/21	5,412
4,750,000	Credit Suisse Group AG 144A,
	3.57%, 1/09/23 (b)	4,893
2,840,000	DBS Group Holdings Ltd. 144A,
	2.85%, 4/16/22 (b)	2,896
4,775,000	Deutsche Bank AG, 3.15%, 1/22/21	4,817
1,470,000	Enstar Group Ltd., 4.50%, 3/10/22	1,541
4,420,000	Equinix Inc., 2.63%, 11/18/24	4,476
4,505,000	Federation des Caisses Desjardins du Quebec
	144A, 2.25%, 10/30/20 (b)	4,525
4,500,000	FS KKR Capital Corp., 4.75%, 5/15/22	4,686
1,198,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD
	+ 0.821%), 2.88%, 10/31/22 (a)	1,219
5,420,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	5,502
1,835,000	Huntington National Bank, 2.38%, 3/10/20	1,835
2,050,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp. 144A, 4.75%, 9/15/24 (b)	2,096
1,320,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.25%, 2/01/22	1,345

          Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

3,710,000	ICICI Bank Ltd. 144A, 5.75%, 11/16/20 (b)	$3,805
3,100,000	International Lease Finance Corp.,
	4.63%, 4/15/21	3,197
3,260,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	3,326
655,000	iStar Inc., 4.75%, 10/01/24	683
3,935,000	Itau Unibanco Holding SA 144A,
	2.90%, 1/24/23 (b)	3,949
5,150,000	Jackson National Life Global Funding 144A,
	3.30%, 2/01/22 (b)	5,310
3,825,000	JPMorgan Chase & Co., (3 mo. LIBOR USD
	+ 0.680%), 2.59%, 6/01/21 (a)	3,833
3,615,000	JPMorgan Chase & Co., (3 mo. LIBOR USD
	+ 0.695%), 3.21%, 4/01/23 (a)	3,722
4,350,000	JPMorgan Chase & Co., (3 mo. LIBOR USD
	+ 0.610%), 3.51%, 6/18/22 (a)	4,455
2,215,000	KeyBank NA, 3.30%, 2/01/22	2,286
3,870,000	Macquarie Bank Ltd. 144A, 2.10%, 10/17/22 (b)	3,902
5,005,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.020%), 2.93%, 11/28/23 (a)(b)	5,048
2,940,000	Metropolitan Life Global Funding I 144A,
	2.40%, 1/08/21 (b)	2,961
7,085,000	Mitsubishi UFJ Financial Group Inc.,
	2.62%, 7/18/22	7,225
7,232,000	Mitsubishi UFJ Financial Group Inc.,
	3.22%, 3/07/22	7,443
2,595,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.840%), 2.72%, 7/16/23 (a)	2,643
4,800,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	4,911
3,435,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 1.152%), 2.72%, 7/22/25 (a)	3,536
1,186,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%),
	3.00%, 1/20/22 (a)	1,198
3,695,000	National Australia Bank Ltd., 1.88%, 12/13/22	3,717
7,685,000	National Bank of Canada, 2.10%, 2/01/23	7,738
2,855,000	National Bank of Canada 144A,
	2.15%, 10/07/22 (b)	2,878
4,455,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (b)	4,641
8,060,000	Nederlandse Waterschapsbank NV 144A,
	1.50%, 8/27/21 (b)	8,061
1,830,000	Park Aerospace Holdings Ltd. 144A,
	5.25%, 8/15/22 (b)	1,963
3,225,000	PayPal Holdings Inc., 2.20%, 9/26/22	3,262
1,995,000	Reliance Standard Life Global Funding II 144A,
	2.15%, 1/21/23 (b)(d)	2,010
2,150,000	Reliance Standard Life Global Funding II 144A,
	2.38%, 5/04/20 (b)	2,153
2,600,000	Reliance Standard Life Global Funding II 144A,
	2.63%, 7/22/22 (b)	2,651
5,420,000	Royal Bank of Scotland Group PLC, (3 mo.
	LIBOR USD + 1.470%), 3.38%, 5/15/23 (a)	5,512
2,050,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,117
1,595,000	Santander Holdings USA Inc., 4.45%, 12/03/21	1,665
5,650,000	Santander UK PLC, 2.10%, 1/13/23	5,699
4,300,000	Santander UK PLC, 2.38%, 3/16/20	4,303
1,195,000	Shriram Transport Finance Co. Ltd. 144A,
	5.10%, 7/16/23 (b)	1,200
1,136,000	SLM Corp., 5.13%, 4/05/22	1,176

Principal or Shares	Security Description	Value (000)

1,045,000	Starwood Property Trust Inc., 3.63%, 2/01/21	$1,052
1,455,000	Sterling Bancorp, 3.50%, 6/08/20	1,459
7,000,000	Sumitomo Mitsui Financial Group Inc.,
	2.44%, 10/19/21	7,088
2,245,000	Suncorp-Metway Ltd. 144A,
	2.38%, 11/09/20 (b)	2,256
887,000	Synchrony Bank, 3.00%, 6/15/22	909
2,200,000	Synchrony Financial, 2.85%, 7/25/22	2,244
750,000	Synchrony Financial, (3 mo. LIBOR USD
	+ 1.230%), 3.13%, 2/03/20 (a)	750
1,285,000	Synchrony Financial, 3.75%, 8/15/21	1,318
7,365,000	Truist Bank, 2.80%, 5/17/22	7,534
5,220,000	Truist Financial Corp., 2.20%, 3/16/23	5,286
2,500,000	UBS Group AG 144A, 2.65%, 2/01/22 (b)	2,540
2,500,000	UBS Group AG 144A, (3 mo. LIBOR USD
	+ 0.954%), 2.86%, 8/15/23 (a)(b)	2,556
1,000,000	UniCredit SpA 144A, 6.57%, 1/14/22 (b)	1,076
4,000,000	Ventas Realty LP, 2.65%, 1/15/25	4,099
5,135,000	Wells Fargo & Co., 2.10%, 7/26/21	5,162
7,625,000	Wells Fargo Bank NA, (3 mo. LIBOR USD
	+ 0.650%), 2.08%, 9/09/22 (a)	7,660
5,155,000	Wells Fargo Bank NA, 3.63%, 10/22/21	5,319
2,905,000	Zions Bancorp NA, 3.35%, 3/04/22	2,987
		368,113
Industrial (9%)
7,385,000	AbbVie Inc. 144A, 2.15%, 11/19/21 (b)	7,434
5,000,000	AbbVie Inc. 144A, 2.30%, 11/21/22 (b)	5,052
1,600,000	Alimentation Couche-Tard Inc. 144A,
	2.70%, 7/26/22 (b)	1,629
2,495,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (b)	2,554
3,500,000	Anthem Inc., 3.70%, 8/15/21	3,592
3,500,000	AT&T Inc., 3.00%, 2/15/22	3,585
2,420,000	Aviation Capital Group LLC 144A,
	3.88%, 5/01/23 (b)	2,520
2,000,000	Aviation Capital Group LLC 144A,
	4.38%, 1/30/24 (b)	2,133
1,680,000	Avolon Holdings Funding Ltd. 144A,
	3.63%, 5/01/22 (b)	1,732
4,125,000	Bristol-Myers Squibb Co. 144A,
	2.60%, 5/16/22 (b)	4,221
4,510,000	Broadcom Corp./Broadcom Cayman Finance Ltd.,
	2.20%, 1/15/21	4,523
2,265,000	Broadcom Inc. 144A, 3.13%, 4/15/21 (b)	2,298
705,000	Centene Corp., 4.75%, 5/15/22	719
1,750,000	Centene Corp. 144A, 4.75%, 1/15/25 (b)	1,810
1,825,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%),
	2.55%, 9/17/21 (a)	1,825
3,220,000	Cigna Corp., 3.20%, 9/17/20	3,248
2,830,000	CK Hutchison International 17 II Ltd. 144A,
	2.25%, 9/29/20 (b)	2,833
860,000	Conagra Brands Inc., (3 mo. LIBOR USD
	+ 0.750%), 2.55%, 10/22/20 (a)	860
1,265,000	Conagra Brands Inc., 3.80%, 10/22/21	1,310

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

635,000	Daimler Finance North America LLC 144A,
	2.20%, 5/05/20 (b)	$636
3,450,000	Dell International LLC/EMC Corp. 144A,
	4.42%, 6/15/21 (b)	3,556
264,000	Dell International LLC/EMC Corp. 144A,
	5.88%, 6/15/21 (b)	267
2,999,000	Delta Air Lines Inc., 2.60%, 12/04/20	3,018
1,755,000	Delta Air Lines Inc., 2.88%, 3/13/20	1,757
875,000	Elanco Animal Health Inc., 3.91%, 8/27/21	900
2,800,000	Express Scripts Holding Co., 2.60%, 11/30/20	2,818
2,825,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	2,851
1,100,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD
	+ 1.270%), 3.23%, 3/28/22 (a)	1,096
1,270,000	Fox Corp. 144A, 3.67%, 1/25/22 (b)	1,313
1,815,000	General Motors Financial Co. Inc.,
	2.65%, 4/13/20	1,817
4,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 0.930%), 2.78%, 4/13/20 (a)	4,007
3,285,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.310%), 3.27%, 6/30/22 (a)	3,317
3,800,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.550%), 3.39%, 1/14/22 (a)	3,847
1,635,000	Hewlett Packard Enterprise Co.,
	3.50%, 10/05/21	1,680
2,430,000	Indonesia Asahan Aluminium Persero PT 144A,
	5.23%, 11/15/21 (b)	2,551
2,320,000	Lennar Corp., 4.13%, 1/15/22	2,385
2,860,000	Marriott International Inc., 2.13%, 10/03/22	2,883
3,608,000	Nissan Motor Acceptance Corp. 144A,
	2.15%, 9/28/20 (b)	3,615
3,155,000	Pelabuhan Indonesia III Persero PT 144A,
	4.50%, 5/02/23 (b)	3,343
2,900,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 3.20%, 7/15/20 (b)	2,915
1,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 3.65%, 7/29/21 (b)	1,487
1,066,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,072
1,657,000	Ryder System Inc., 2.88%, 6/01/22	1,695
1,550,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	1,574
1,050,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	1,061
1,595,000	SMBC Aviation Capital Finance DAC 144A,
	3.00%, 7/15/22 (b)	1,633
1,415,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	1,412
1,130,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD
	+ 0.800%), 2.69%, 6/15/21 (a)	1,123
2,038,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	2,058
930,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	914
1,100,000	Teva Pharmaceutical Finance Netherlands III BV,
	6.00%, 4/15/24	1,117
800,000	Teva Pharmaceutical Finance Netherlands III BV
	144A, 7.13%, 1/31/25 (b)	844
855,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	900

Principal or Shares	Security Description	Value (000)

1,885,000	Volkswagen Group of America Finance LLC
	144A, 2.50%, 9/24/21 (b)	$1,903
1,560,000	Volkswagen Group of America Finance LLC
	144A, 2.70%, 9/26/22 (b)	1,587
2,750,000	Volkswagen Group of America Finance LLC
	144A, 3.88%, 11/13/20 (b)	2,792
2,000,000	Vulcan Materials Co., (3 mo. LIBOR USD
	+ 0.600%), 2.49%, 6/15/20 (a)	2,003
4,060,000	Zimmer Biomet Holdings Inc., 2.70%, 4/01/20	4,063
		133,688
Utility (6%)
3,030,000	AES Corp., 4.00%, 3/15/21	3,072
5,001,000	Antero Resources Corp., 5.13%, 12/01/22	4,322
3,025,000	CenterPoint Energy Inc., 2.50%, 9/01/22	3,068
2,135,000	CenterPoint Energy Inc., 3.60%, 11/01/21	2,198
6,285,000	Dominion Energy Inc. 144A, 2.45%, 1/15/23 (b)	6,374
911,000	Dominion Energy Inc., 2.58%, 7/01/20	914
2,135,000	Dominion Energy Inc., 2.72%, 8/15/21	2,158
4,795,000	DTE Energy Co., 2.25%, 11/01/22	4,834
1,595,000	DTE Energy Co., 2.60%, 6/15/22	1,621
7,700,000	Enel Finance International NV 144A,
	2.88%, 5/25/22 (b)	7,856
3,855,000	Energy Transfer Operating LP, 2.90%, 5/15/25	3,903
2,073,000	Energy Transfer Operating LP, 4.25%, 3/15/23	2,183
770,000	Energy Transfer Partners LP/Regency Energy
	Finance Corp., 5.88%, 3/01/22	820
1,180,000	EQT Corp., 2.50%, 10/01/20	1,183
2,255,000	Kinder Morgan Inc., (3 mo. LIBOR USD
	+ 1.280%), 3.11%, 1/15/23 (a)	2,283
3,280,000	Midwest Connector Capital Co. LLC 144A,
	3.63%, 4/01/22 (b)	3,384
4,500,000	NextEra Energy Capital Holdings Inc.,
	2.90%, 4/01/22	4,607
2,930,000	NextEra Energy Capital Holdings Inc.,
	3.34%, 9/01/20	2,955
1,815,000	NextEra Energy Operating Partners LP 144A,
	4.25%, 7/15/24 (b)	1,896
2,520,000	Occidental Petroleum Corp., 2.60%, 8/13/21	2,547
2,840,000	Occidental Petroleum Corp., 2.70%, 8/15/22	2,885
6,105,000	ONEOK Inc., 4.25%, 2/01/22	6,340
2,035,000	Phillips 66 144A, (3 mo. LIBOR USD
	+ 0.750%), 2.58%, 4/15/20 (a)(b)	2,036
4,685,000	PNM Resources Inc., 3.25%, 3/09/21	4,753
1,303,000	QEP Resources Inc., 6.88%, 3/01/21	1,338
4,360,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	4,477
1,000,000	Sempra Energy, 2.40%, 2/01/20	1,000
4,940,000	Sinopec Group Overseas Development 2017 Ltd.
	144A, 2.38%, 4/12/20 (b)	4,943
1,535,714	Southern California Edison Co., 1.85%, 2/01/22	1,522
3,114,000	Southern Co., 2.35%, 7/01/21	3,137
810,000	Sunoco LP/Sunoco Finance Corp.,
	4.88%, 1/15/23	834
2,685,000	WEC Energy Group Inc., 3.10%, 3/08/22	2,758
4,275,000	Williams Companies Inc., 5.25%, 3/15/20	4,289
		102,490

Total Corporate Bond (Cost - $596,159)		604,291

          Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
Foreign Government (1%)
1,960,000	Abu Dhabi Government International Bond
	144A, 2.50%, 10/11/22 (b)	$1,993
2,120,000	Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (b)	2,184
3,130,000	Georgia Government International Bond 144A,
	6.88%, 4/12/21 (b)	3,302
4,030,000	Republic of Italy Government International
	Bond, 2.38%, 10/17/24	4,027
646,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	697
Total Foreign Government (Cost - $12,022)		12,203
Mortgage Backed (12%)
3,274,775	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 1.400%), 3.07%, 11/14/35 (a)(b)	3,286
76,909,620	BANK 2018-BNK14, 0.67%, 9/15/60 (e)	2,681
130,101,776	Benchmark 2018-B6 Mortgage Trust,
	0.60%, 10/10/51 (e)	3,642
3,000,000	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 0.920%),
	2.60%, 10/15/36 (a)(b)	3,013
3,020,000	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 1.080%),
	2.76%, 10/15/36 (a)(b)	3,036
1,630,000	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 1.600%),
	3.35%, 12/15/29 (a)(b)	1,637
22,530,532	Cantor Commercial Real Estate Lending
	2019-CF1, 1.30%, 5/15/52 (e)	1,870
9,070,000	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.050%),
	3.73%, 6/15/34 (a)(b)	9,071
44,990,883	Citigroup Commercial Mortgage Trust 2018-C6,
	0.96%, 11/10/51 (e)	2,673
5,740,000	COMM 2019-WCM Mortgage Trust 144A, (1
	mo. LIBOR USD + 0.900%),
	2.58%, 10/15/36 (a)(b)	5,747
4,378,772	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	3.81%, 11/25/39 (a)(b)	4,420
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 9.250%),
	10.91%, 11/25/39 (a)(b)	4,688
4,000,000	Connecticut Avenue Securities Trust 2019-R07
	144A, (1 mo. LIBOR USD + 2.100%),
	3.76%, 10/25/39 (a)(b)	4,053
1,390,000	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 2.050%),
	3.74%, 1/25/40 (a)(b)	1,407
2,860,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 1.230%), 2.91%, 5/15/36 (a)(b)	2,866
2,425,643	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.200%), 3.86%, 8/25/30 (a)	2,463
6,050,000	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.250%), 3.91%, 7/25/30 (a)	6,171

Principal or Shares	Security Description	Value (000)

2,273,815	Flagstar Mortgage Trust 2018-4 144A,
	4.00%, 7/25/48 (b)(e)	$2,282
10,624,005	FN BE3641 15YR, 3.00%, 5/01/32	10,980
14,271,387	FN BM5108 15YR, 3.00%, 2/01/33	14,750
7,762,271	FN CA4462 15YR, 3.00%, 11/01/34	8,099
7,256,777	FN MA3798 15YR, 3.00%, 10/01/34	7,484
4,680,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 1.850%), 3.51%, 9/25/49 (a)(b)	4,705
5,942,965	Freddie Mac STACR REMIC Trust 2019-HQA4
	144A, (1 mo. LIBOR USD + 0.770%),
	2.43%, 11/25/49 (a)(b)	5,947
3,820,000	Freddie Mac STACR REMIC Trust 2019-HQA4
	144A, (1 mo. LIBOR USD + 2.050%),
	3.71%, 11/25/49 (a)(b)	3,865
2,100,000	Freddie Mac STACR REMIC Trust 2020-DNA1
	144A, (1 mo. LIBOR USD + 1.700%),
	3.36%, 1/25/50 (a)(b)	2,101
4,090,000	Freddie Mac STACR REMIC Trust 2020-HQA
	144A, (1 mo. LIBOR USD + 1.900%),
	3.55%, 1/25/50 (a)(b)	4,112
3,690,000	Freddie Mac STACR Trust 2019-DNA4 144A, (1
	mo. LIBOR USD + 1.950%),
	3.61%, 10/25/49 (a)(b)	3,722
10,560,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1
	mo. LIBOR USD + 1.400%),
	3.06%, 2/25/49 (a)(b)	10,596
814,146	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 2.900%),
	4.56%, 7/25/28 (a)	817
1,450,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	6.26%, 12/25/42 (a)	1,571
1,119,274	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	12.91%, 10/25/29 (a)	1,400
199,119	HomeBanc Mortgage Trust 2004-1, (1 mo.
	LIBOR USD + 0.860%), 2.52%, 8/25/29 (a)	195
5,000,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2019-MFP 144A, (1 mo. LIBOR
	USD + 1.160%), 2.84%, 7/15/36 (a)(b)	5,007
2,121,893	JP Morgan Mortgage Trust 2017-1 144A,
	3.50%, 1/25/47 (b)(e)	2,157
4,187,568	JP Morgan Mortgage Trust 2017-5 144A,
	3.00%, 10/26/48 (b)(e)	4,226
2,774,400	Lanark Master Issuer PLC, (3 mo. LIBOR USD
	+ 0.420%), 2.32%, 12/22/69 (a)	2,775
208,275	Merrill Lynch Mortgage Investors Trust Series
	MLCC 2004-1, 3.83%, 12/25/34 (e)	213
396,397	Merrill Lynch Mortgage Investors Trust Series
	MLCC 2006-1, 3.74%, 2/25/36 (e)	405
73,802	Morgan Stanley Mortgage Loan Trust 2004-5AR,
	3.90%, 7/25/34 (e)	76
1,466,503	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 1.700%),
	3.36%, 10/15/49 (a)(b)	1,476

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,944,692	New Residential Mortgage Loan Trust 2017-1
	144A, 4.00%, 2/25/57 (b)(e)	$2,064
4,420,638	New Residential Mortgage Loan Trust 2017-3
	144A, 4.00%, 4/25/57 (b)(e)	4,683
4,422,395	New Residential Mortgage Loan Trust 2017-4
	144A, 4.00%, 5/25/57 (b)(e)	4,715
5,530,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.050%), 2.72%, 4/14/37 (a)(b)	5,543
3,510,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.450%), 3.12%, 4/14/37 (a)(b)	3,518
1,554,972	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	1,247
6,714,513	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 1.650%), 3.31%, 4/25/43 (a)(b)	6,746
2,750,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 3.750%), 5.41%, 4/25/43 (a)(b)	2,896
650,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 12.16%, 2/25/47 (a)(b)	790
Total Mortgage Backed (Cost - $191,411)		193,887
U.S. Government Agency (1%)
8,260,000	FNMA, 1.38%, 9/06/22
	(Cost - $8,231)	8,267
U.S. Treasury (26%)
3,885,000	U.S. Treasury Bill, 1.50%, 12/03/20 (c)	3,838
85,333,000	U.S. Treasury Bill, 1.52%, 11/05/20 (c)	84,373
15,370,000	U.S. Treasury Bill, 1.52%, 12/31/20 (c)	15,169
18,835,000	U.S. Treasury Bill, 1.55%, 3/31/20 (c)	18,790
32,865,000	U.S. Treasury Note, 1.38%, 10/31/20	32,823
14,500,000	U.S. Treasury Note, 1.38%, 1/31/22	14,513
77,963,000	U.S. Treasury Note, 1.50%, 11/30/21	78,172
16,832,000	U.S. Treasury Note, 1.50%, 1/15/23	16,926
40,000,000	U.S. Treasury Note, 1.63%, 12/31/21	40,214
15,754,000	U.S. Treasury Note, 1.63%, 11/15/22	15,890
69,753,000	U.S. Treasury Note, 2.50%, 1/15/22	71,295
5,000,000	U.S. Treasury Note, 2.63%, 5/15/21 (f)(g)	5,075
Total U.S. Treasury (Cost - $395,830)		397,078

Principal or Shares	Security Description	Value (000)

Investment Company (0%)
6,016,752	Payden Cash Reserves Money Market Fund *
	(Cost - $6,017)	$6,017
Total Investments (Cost - $1,558,782) (101%)		1,574,495
Liabilities in excess of Other Assets (-1%)		(15,510)
Net Assets (100%)		$1,558,985

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)

All or a portion of these securities are on loan. At January 31, 2020, the total market value of the Fund’s securities on loan is $393 and the total market value of the collateral held by the Fund is $402. Amounts in 000s.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(g)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	1,030	Mar-20	$222,850	$761	$761

Short Contracts:
U.S. Treasury 5-Year Note Future	125	Mar-20	(15,040)	(75)	(75)

Total Futures					$686

          Payden Low Duration Fund continued

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
3-Year Interest Rate Swap, Receive Fixed 1.5535% Semi-Annually, Pay Variable 1.94625% (CDOR03 Index) Semi-Annually	08/30/2022	$17,216	$(105)	$—	$(105)
3-Year Interest Rate Swap, Receive Fixed 1.558% Semi-Annually, Pay Variable 1.94625% (CDOR03 Index) Semi-Annually	08/30/2022	17,216	(104)	—	(104)
3-Year Interest Rate Swap, Receive Fixed 1.575% Semi-Annually, Pay Variable 1.945% (CDOR03 Index) Semi-Annually	08/30/2022	15,118	(86)	—	(86)
			$(295)	$—	$(295)

7   Payden Mutual Funds